Notes on the consolidated statements of operations (Details 12) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Income Statement [Abstract]
Currency translation gains	€ 213	€ 157	€ 19
Interest income and similar income	26	0	11
Interest expense for non-current liabilities	(516)	(129)	0
Currency translation losses	(266)	(296)	(103)
Total finance expenses	€ 543	€ 268	€ 73